UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01048

Mairs and Power Balanced Fund, Inc.
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN		55101
(Address of principal executive offices)		(Zip code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant’s telephone number, including area code:		651-222-8478

Date of fiscal year end:	December 31, 2011

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (unaudited)	September 30, 2011

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES 37.8%

	FEDERAL AGENCY OBLIGATIONS 2.9%
$500,000	Federal Home Loan Banks	4.400%	02/16/21	$505,966
500,000	Federal Farm Credit Bank	4.200%	12/01/25	500,565
365,000	Federal Farm Credit Bank	4.230%	12/08/25	366,452
500,000	Federal National Mortgage Association	4.050%	12/17/25	509,168
500,000	Federal Home Loan Banks	4.740%	01/07/26	516,395
500,000	Federal National Mortgage Association	4.650%	04/20/26	500,848
500,000	Federal Home Loan Banks	4.400%	06/22/26	507,732
500,000	Federal Home Loan Banks	4.610%	08/04/26	501,430
500,000	Federal Farm Credit Bank	4.700%	01/04/27	516,599
500,000	Federal National Mortgage Association	4.000%	10/03/31	503,012
				4,928,167
	CORPORATE BONDS 31.3%
	CONSUMER CYCLICAL 1.2%
500,000	Best Buy Co., Inc.	6.750%	07/15/13	536,483
500,000	Deluxe Corp.	7.375%	06/01/15	495,000
500,000	Gannett Co., Inc.	6.375%	09/01/15	496,250
500,000	Best Buy Co., Inc.	5.500%	03/15/21	454,312
				1,982,045
	FINANCIAL 21.2%
250,000	Household Finance Corp.	6.375%	10/15/11	250,361
500,000	Nationwide Financial Services	6.250%	11/15/11	501,706
500,000	American Express Co. (a)	5.250%	11/21/11	502,546
200,000	Ford Motor Credit Co.	7.000%	11/26/11	199,882
500,000	Lincoln National Corp.	6.200%	12/15/11	504,707
250,000	General Motors Acceptance Corp.	7.000%	02/01/12	251,774
500,000	SunTrust Banks, Inc.	5.250%	11/05/12	519,770
500,000	Harley Davidson Funding Corp. (a)	5.250%	12/15/12	518,141
453,000	City National Corp.	5.125%	02/15/13	464,299
250,000	Goldman Sachs Group, Inc. (a)	8.000%	03/01/13	262,212
500,000	Metropolitan Life Global Funds I (a)	5.125%	04/10/13	524,809
500,000	Fifth Third Bancorp	6.250%	05/01/13	529,405
500,000	Genworth Life Financial Inc. (a)	5.875%	05/03/13	507,565
500,000	Protective Life Corp.	4.300%	06/01/13	514,050
250,000	Allstate Corp.	7.500%	06/15/13	272,768
500,000	Harleysville Group	5.750%	07/15/13	519,600
500,000	SLM Corporation	5.000%	10/01/13	489,439
485,000	Jefferson-Pilot Corp.	4.750%	01/30/14	511,066
415,000	Liberty Mutual Group Inc. (a)	5.750%	03/15/14	432,342
14,058	CIT Group Inc.	7.000%	05/01/14	14,339
500,000	GATX Corp.	8.750%	05/15/14	578,246
500,000	Genworth Life Financial Inc.	5.750%	06/15/14	492,949
500,000	Citigroup Inc.	5.000%	09/15/14	490,379
500,000	Regions Financial Corp.	7.750%	11/10/14	498,750
500,000	SLM Corporation	5.050%	11/14/14	482,461
500,000	General Motors Acceptance Corp.	6.750%	12/01/14	484,683
500,000	American General Finance Corp.	6.000%	12/15/14	446,251
500,000	Principal Life Global (a)	5.050%	03/15/15	541,598
79,877	CIT Group Inc.	7.000%	05/01/15	79,278
500,000	Marshall & Ilsley Corp.	4.850%	06/16/15	542,374
500,000	TCF National Bank	5.500%	02/01/16	501,329
500,000	Key Bank National Association	5.450%	03/03/16	537,455
500,000	Symetra Financial Corp. (a)	6.125%	04/01/16	527,539
283,128	CIT Group Inc.	7.000%	05/01/16	274,634
250,000	Security Benefit Life Insurance (a)	8.750%	05/15/16	266,758
500,000	Merrill Lynch & Co., Inc.	6.050%	05/16/16	449,967
500,000	Torchmark Corp.	6.375%	06/15/16	546,350
500,000	Western Union Co.	5.930%	10/01/16	571,194
500,000	National City Bank	5.250%	12/15/16	534,634
500,000	Marshall & Ilsley Corp.	5.000%	01/17/17	527,272

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES 37.8%
	CORPORATE BONDS (continued)
	FINANCIAL (continued)
$500,000	Citigroup Inc.	5.500%	02/15/17	$497,719
500,000	White Mountain Group, Ltd. (a)(b)	6.375%	03/20/17	501,938
186,380	CIT Group Inc.	7.000%	05/01/17	180,789
250,000	Merrill Lynch & Co., Inc.	5.700%	05/02/17	222,992
500,000	Comerica Incorporated	5.200%	08/22/17	545,414
500,000	Bank of America Corp.	6.000%	09/01/17	481,052
500,000	American Express Company	6.000%	09/13/17	562,272
250,000	General Motors Acceptance Corp.	7.250%	09/15/17	225,082
500,000	Bear Stearns Co., Inc.	6.400%	10/02/17	567,701
500,000	Prudential Financial Inc.	6.000%	12/01/17	530,029
500,000	Barclays Bank, PLC (a)(b)	6.050%	12/04/17	458,944
500,000	Springleaf Finance Corp.	6.900%	12/15/17	360,000
500,000	Morgan Stanley	5.950%	12/28/17	484,842
500,000	Goldman Sachs Group, Inc.	5.950%	01/18/18	514,768
500,000	Wachovia Corp.	5.750%	02/01/18	563,344
500,000	United Health Group, Inc.	6.000%	02/15/18	593,322
250,000	Lincoln National Corp.	7.000%	03/15/18	286,469
500,000	SunTrust Banks, Inc.	7.250%	03/15/18	581,383
500,000	Morgan Stanley	6.625%	04/01/18	496,031
500,000	General Electric Capital Corp.	6.350%	05/12/18	501,189
500,000	Provident Cos.	7.000%	07/15/18	563,632
500,000	MetLife Inc.	6.817%	08/15/18	586,437
500,000	Associated Banc-Corp	9.250%	10/15/18	530,038
500,000	The Hartford Financial Services Group Inc.	6.000%	01/15/19	502,342
500,000	BB&T Corp.	6.850%	04/30/19	618,095
250,000	Berkley (WR) Corp.	6.150%	08/15/19	272,584
500,000	Protective Life Corp.	7.375%	10/15/19	545,675
500,000	Credit Suisse (b)	5.400%	01/14/20	480,354
450,000	Compass Bancshares, Inc.	5.500%	04/01/20	441,695
537,000	Manufacturers & Traders Trust Co. (c)	5.585%	12/28/20	520,546
500,000	Markel Corporation	5.350%	06/01/21	510,243
500,000	Prudential Financial Inc.	6.000%	02/15/23	505,112
500,000	CNA Financial Corp.	7.250%	11/15/23	548,776
500,000	Pacific Life Insurance Co. (a)	7.900%	12/30/23	607,890
250,000	Liberty Mutual Insurance Co. (a)	8.500%	05/15/25	308,666
514,000	Bank of America Corp. (c)	5.375%	06/30/25	465,015
250,000	Provident Cos.	7.250%	03/15/28	288,077
500,000	Farmers Exchange Capital (a)	7.050%	07/15/28	535,796
500,000	Bank of America Corp. (c)	5.500%	03/29/30	440,501
				36,091,636
	INDUSTRIAL 6.8%
500,000	Valspar Corp.	5.625%	05/01/12	511,913
500,000	Albertsons (SUPERVALU Inc.)	6.820%	07/30/12	486,875
500,000	Cargill, Inc. (a)	5.200%	01/22/13	526,519
500,000	Transocean Ltd. (b)	5.250%	03/15/13	520,802
250,000	Willamette Industries	7.125%	07/22/13	263,928
500,000	Ingersoll-Rand Co., Ltd. (b)	6.000%	08/15/13	539,652
250,000	Maytag Corp.	5.000%	05/15/15	270,116
340,000	Johnson Controls, Inc.	5.500%	01/15/16	381,740
500,000	International Paper Co.	5.250%	04/01/16	532,889
500,000	SUPERVALU Inc.	8.000%	05/01/16	472,500
500,000	Anadarko Petroleum Corp.	5.950%	09/15/16	546,900
500,000	Valspar Corp.	6.050%	05/01/17	577,761
500,000	Broadridge Financial Solutions, Inc.	6.125%	06/01/17	561,390
525,000	Cargill, Inc. (a)	6.000%	11/27/17	620,429
250,000	ServiceMaster Co.	7.100%	03/01/18	218,750
250,000	ConocoPhillips	6.650%	07/15/18	307,850
350,000	PPG Industries	7.400%	08/15/19	441,337
500,000	MASCO Corp.	7.125%	03/15/20	484,518

Par Value	Security Description			Fair Value
	FIXED INCOME SECURITIES 37.8%
	CORPORATE BONDS (continued)
	INDUSTRIAL (continued)
$500,000	Pentair, Inc.	5.000%	05/15/21	$522,165
500,000	Carpenter Technology	5.200%	07/15/21	508,312
500,000	Wyeth	6.450%	02/01/24	647,865
865,000	Union Carbide Corp.	7.500%	06/01/25	1,022,346
500,000	Toro Co.	7.800%	06/15/27	627,884
				11,594,441
	UTILITIES 2.1%
250,000	Verizon Global Funding Corp.	6.875%	06/15/12	260,127
500,000	CenterPoint Energy, Inc.	5.950%	01/15/14	542,951
500,000	Commonwealth Edison Co.	6.150%	09/15/17	586,703
250,000	Vectren Utility Holdings, Inc.	5.750%	08/01/18	284,218
250,000	South Jersey Gas Co.	7.125%	10/22/18	303,064
250,000	United Utilities PLC (b)	5.375%	02/01/19	265,455
250,000	Verizon Communications, Inc.	6.350%	04/01/19	300,632
500,000	CenturyLink, Inc.	6.150%	09/15/19	463,553
500,000	Entergy Gulf States, Inc.	6.180%	03/01/35	499,783
				3,506,486

	TOTAL CORPORATE BONDS			53,174,608

	ASSET BACKED SECURITIES 3.6%
250,000	American Airlines Pass Thru Cert	7.858%	04/01/13	249,875
100,695	GATX Corp.	7.500%	02/28/15	110,486
500,000	American Airlines, Inc. (a)	7.500%	03/15/16	420,000
456,032	Continental Airlines 2009-1 Class A Pass Through Trust	9.000%	07/08/16	492,514
500,000	Delta Air Lines 2010-2 Class B Pass Thru Trust (a)	6.750%	05/23/17	457,500
1,000,000	Continental Airlines 2010-1 Class B Pass Through Trust	6.000%	01/12/19	925,000
500,000	Delta Airlines 2011-1 Pass Thru Cert	5.300%	04/15/19	490,000
501,128	Continental Airlines 1999-1 Class B Pass Through Trust	6.795%	02/02/20	478,577
485,230	America West Airlines, Inc.	8.057%	01/02/22	485,230
222,549	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	04/19/22	223,662
998,522	American Airlines 2011-1 Pass Through Trust	5.250%	07/31/22	908,655
500,000	US Airways 2011-1A PTT Equipment Trust Certificate	7.125%	10/22/23	475,000
422,932	Southwest Airlines Co.	6.150%	02/01/24	448,308
				6,164,807

	TOTAL FIXED INCOME SECURITIES (cost $60,754,677)			$64,267,582

Shares	Security Description	Value
	COMMON STOCKS 58.5%
	BASIC INDUSTRIES 5.5%
78,000	Bemis Co., Inc.	$2,286,180
14,000	Ecolab, Inc.	684,460
152,000	H.B. Fuller Co.	2,769,440
115,000	Valspar Corp.	3,589,150
		9,329,230
	CAPITAL GOODS 5.3%
80,000	Graco, Inc.	2,731,200
22,000	Ingersoll-Rand Co., Ltd. (b)	617,980
80,000	MTS Systems Corp.	2,451,200
101,000	Pentair, Inc.	3,233,010
		9,033,390
	CONSUMER CYCLICAL 3.7%
1,000	General Motors Co. (e)	20,180
15,000	Genuine Parts Co.	762,000
74,000	Home Depot, Inc.	2,432,380
30,000	Sturm, Ruger & Co., Inc.	779,400
28,000	Target Corp.	1,373,120
20,000	Toro Co.	985,400
		6,352,480
	CONSUMER STAPLE 5.1%
69,000	General Mills, Inc.	2,654,430
15,000	The Hershey Co.	888,600
118,000	Hormel Foods Corp.	3,188,360
26,000	Kimberly-Clark Corp.	1,846,260
20,000	SUPERVALU Inc.	133,200
		8,710,850
	DIVERSIFIED 4.1%
62,000	3M Co.	4,450,980
165,000	General Electric Co.	2,514,600
		6,965,580
	ENERGY 6.6%
33,000	BP p.l.c. ADR (b)(d)	1,190,310
50,000	ConocoPhillips	3,166,000
36,000	Exxon Mobil Corp.	2,614,680
25,000	Murphy Oil Corp.	1,104,000
52,000	Schlumberger, Ltd. (b)	3,105,960
		11,180,950
	FINANCIAL 9.5%
26,000	American Express Co.	1,167,400
62,000	Associated Banc-Corp.	576,600
59,000	Bank of America Corp.	361,080
75,000	JPMorgan Chase & Co.	2,259,000
20,000	Lincoln National Corp.	312,600
125,000	Principal Financial Group	2,833,750
97,000	TCF Financial Corp.	888,520
35,000	The Travelers Cos., Inc.	1,705,550
98,000	U.S. Bancorp	2,306,920
156,000	Wells Fargo & Co.	3,762,720
		16,174,140
	HEALTH CARE 9.2%
16,000	Abbott Laboratories	818,240
80,000	Baxter International Inc.	4,491,200
50,000	Bristol-Myers Squibb Co.	1,569,000
58,000	Eli Lilly & Co.	2,144,260
36,000	Johnson & Johnson	2,293,560
55,000	Medtronic, Inc.	1,828,200
142,000	Pfizer Inc.	2,510,560
		15,655,020

Shares	Security Description	Value
	COMMON STOCKS (continued)
	TECHNOLOGY 6.5%
89,000	Corning Inc.	$1,100,040
97,000	Emerson Electric Co.	4,007,070
86,000	Honeywell International Inc.	3,776,260
12,000	International Business Machines Corp.	2,100,360
		10,983,730
	TRANSPORTATION 2.4%
65,000	United Parcel Service, Inc., Class B	4,104,750

	UTILITIES 0.6%
40,000	Xcel Energy Inc.	987,600

	TOTAL COMMON STOCKS (cost $77,913,630)	$99,477,720

	PREFERRED STOCKS 0.2%
	FINANCIAL 0.2%
10,000	Wachovia Cap Trust IV	250,500

	TOTAL PREFERRED STOCKS (cost $250,000)	$250,500

	WARRANTS 0.0%
	INDUSTRIAL 0.0%
909	General Motors Co. (f)
	Expiration: July 10, 2016, Exercise Price: $10.00	10,581
909	General Motors Co. (f)
	Expiration: July 10, 2019, Exercise Price: $18.33	7,208
		17,789

	TOTAL WARRANTS (cost $133,463)	$17,789

	SHORT-TERM INVESTMENTS 3.4%
5,813,948	First American Prime Obligations Fund, Class Z, 0.03% (g) (cost $5,813,948) (f)	$5,813,948

	TOTAL INVESTMENTS 99.9% (cost $144,865,718) (f)	$169,827,539

	OTHER ASSETS AND LIABILITIES (NET) 0.1%	171,940

	TOTAL NET ASSETS 100.0%	$169,999,479

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under guidelines established by the Funds’s Board of Directors. As of September 30, 2011, these securities represented $8,521,192 or 5.0% of total net assets.

(b)	Foreign security denominated in U.S. dollars. As of September 30, 2011, these securities represented $7,681,395 or 4.5% of total net assets.
(c)	Step Bond - Security for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of September 30, 2011.
(d)	American Depository Receipt.
(e)	Non-income producing - Issuer is in default.
(f)	Non-income producing.
(g)	The rate quoted is the annualized seven-day effective yield as of September 30,2011.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	September 30, 2011

Security Valuations

Security valuations for the Mairs and Power Balanced Fund, Inc. (the Fund) investments are furnished by independent pricing services that have been approved by the Fund’s Board of Directors (the Board). Investments in equity securities are valued at the NASDAQ Official Closing Price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates fair value.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board. Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold.

Fair Valuation Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  There were no transfers between levels during the year.  The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	September 30, 2011

Security Classification (a)	Level 1	Level 2	Level 3
Common Stocks	$99,477,720	$—	$—
Warrants	17,789	—	—
Short-term Investments	5,813,948	—	—
Fixed Income Securities	—	64,267,582	—
Preferred Stock	250,500	—	—
Total	$105,559,957	$64,267,582	$—

(a)          For detail of common stocks and fixed income securities by major industry classification, please refer to the Schedule of Investments.

On May 12, 2011, the Financial Accounting Standards Board (FASB) issued an Accounting Standard Update (ASU) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard (IFRS) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Security Transactions

Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes

At December 31, 2010, the cost of investments for federal income tax purposes was $130,560,856.  Net unrealized appreciation aggregated $38,536,143, of which $44,912,930 represented appreciated securities and $6,376,787 represented depreciated securities.

Basis of Presentation

In preparing this financial statement, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statement was issued.  This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Item 2. Controls and Procedures.

(a)                The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

(b)               There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Balanced Fund, Inc.

By (Signature and Title)	/s/ William B. Frels
William B. Frels, President

Date	November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William B. Frels
William B. Frels, President
(Principal Executive Officer)

Date	November 21, 2011

By (Signature and Title)*	/s/ Andrea C. Stimmel
Andrea C. Stimmel, Treasurer
(Principal Financial Officer)

Date	November 21, 2011

* Print the name and title of each signing officer under his or her signature.